TCM Small Cap Growth Fund
Ticker: TCMSX

Supplement dated August 2, 2021 to the
Summary Prospectus dated January 28, 2021

The relevant information under the section entitled, “Portfolio Managers” on page 6, of the Fund’s Summary Prospectus is deleted and replaced with the following:

Richard J. Johnson, CFA, CIO	Mitchell S. Brivic, CFA	Michael C. Coyne, CFA	Scott W. Haugan, CFA
Lead Portfolio Manager	Portfolio Manager	Portfolio Manager	Portfolio Manager
Since 2004	Since 2018	Since 2018	Since 2021

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Please retain this supplement for your reference.